Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 2,228	$ 2,224	$ 3,007
Adjustments to reconcile net income/(loss) to net cash provided by operations
Provision for credit losses	296	426	469
Depreciation and amortization	4,427	4,841	5,047
Amortization of upfront interest supplements	(2,147)	(2,041)	(1,686)
Net Change in Finance Receivables Held-for-sale	(78)	0	0
Net Change in Wholesale Receivables Held-for-sale	(222)	0	0
Net change in deferred income taxes	37	259	(923)
Net change in other assets	132	(276)	(606)
Net change in other liabilities	137	115	480
All other operating activities	103	155	(123)
Net cash provided by/(used in) operating activities	4,913	5,703	5,665
Cash flows from investing activities
Purchases of finance receivables	(38,881)	(44,384)	(43,232)
Principal collections of finance receivables	42,011	42,553	37,277
Purchases of operating lease vehicles	(12,990)	(14,306)	(12,780)
Liquidations of operating lease vehicles	9,332	9,223	8,538
Net change in wholesale receivables and other	1,752	(2,661)	(874)
Purchases of marketable securities	(5,883)	(3,632)	(5,899)
Proceeds from sales and maturities of marketable securities	3,931	5,171	6,316
Settlements of derivatives	(221)	226	(117)
All other investing activities	(56)	102	(30)
Net Cash Provided by (Used in) Investing Activities	(1,005)	(7,708)	(10,801)
Cash flows from financing activities
Proceeds from issuances of long-term debt	44,522	49,954	44,994
Principal payments on long-term debt	(44,665)	(42,530)	(39,372)
Change in short-term debt, net	(1,278)	(2,263)	1,195
Cash distributions to parent	(2,900)	(2,723)	(406)
All other financing activities	(116)	(151)	(105)
Net Cash Provided by (Used in) Financing Activities	(4,437)	2,287	6,306
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	50	(217)	327
Cash, cash equivalents and restricted cash at beginning of period (Note 3)	9,747	9,682	8,185
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(479)	65	1,497
Cash, cash equivalents and restricted cash at end of period (Note 3)	$ 9,268	$ 9,747	$ 9,682